Components of Other Comprehensive Earnings - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax Beginning Balance	$ (9.9)
Accumulated Other Comprehensive Income (Loss), Net of Tax Ending Balance	(107.2)	(9.9)
Provision for income taxes	335.1	308.9	270.1
Interest Rate Swap Contracts [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax Beginning Balance	(2.4)
Other comprehensive gain/(loss) before reclassifications	(2.2)
Amounts reclassified from AOCE	3.9
Net current period AOCE attributable to FIS	1.7
Accumulated Other Comprehensive Income (Loss), Net of Tax Ending Balance	(0.7)
Interest Rate Swap Contracts [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Interest benefit (expense), net	(6.3)
Provision for income taxes	(2.4)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax Beginning Balance	(3.0)
Other comprehensive gain/(loss) before reclassifications	(92.2)
Amounts reclassified from AOCE	0
Net current period AOCE attributable to FIS	(92.2)
Accumulated Other Comprehensive Income (Loss), Net of Tax Ending Balance	(95.2)
Other [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax Beginning Balance	(4.5)
Other comprehensive gain/(loss) before reclassifications	(6.8)
Amounts reclassified from AOCE	0
Net current period AOCE attributable to FIS	(6.8)
Accumulated Other Comprehensive Income (Loss), Net of Tax Ending Balance	(11.3)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax Beginning Balance	(9.9)
Other comprehensive gain/(loss) before reclassifications	(101.2)
Amounts reclassified from AOCE	3.9
Net current period AOCE attributable to FIS	(97.3)
Accumulated Other Comprehensive Income (Loss), Net of Tax Ending Balance	$ (107.2)